Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities.
Accrued Expenses and Other Current Liabilities

11.Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
Advertising and promotional expenses	33,048	25,196
Professional service fees	5,237	11,759
Payable for property, equipment and leasehold improvement, net	871	329
Payable for share repurchase program	—	949
Payable for remuneration fee of ADR program	—	3,517
Accrued sales rebates for advertising business	1,360	467
Provision for litigation contingencies	3,156	2,403
Others	3,950	3,890
Total	47,622	48,510